INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense [Abstract]
Current expense		$ 0	$ 1,927	$ 362
Deferred expense		9,294	10,071	9,756
Change in statutory rate		0	5,965	0
Valuation allowance - change in estimate		0	0	17
Income tax expense		$ 9,294	$ 17,963	$ 10,135
Increase in income tax expense	$ 6,000
Statutory federal income tax rate		21.00%	35.00%	35.00%
Reconciliation of income tax expense [Abstract]
Statutory rate applied to income before income tax		$ 10,318	$ 13,453	$ 11,515
Tax-exempt income		(383)	(777)	(534)
Share-based compensation		(367)	(287)	(348)
Bank owned life insurance		(229)	(372)	(477)
Unrecognized tax benefit		(162)	(123)	(155)
Non-deductible meals, entertainment and memberships		85	64	46
Change in statutory rate		0	5,965	0
Net change in valuation allowance		0	0	17
Other, net		32	40	71
Income tax expense		9,294	17,963	10,135
Deferred tax assets [Abstract]
Allowance for loan losses	4,743	5,052	4,743
Alternative minimum tax credit carry forward	6,113	1,686	6,113
Property and equipment	1,686	1,569	1,686
Unrealized loss on securities available for sale	125	1,113	125
Share based payments	677	900	677
Unrealized loss on equity securities	0	295	0
Reserve for unfunded lending commitments	236	272	236
Deferred compensation	229	253	229
Other than temporary impairment charge on securities available for sale	210	187	210
Non accrual loan interest income	176	179	176
Loss reimbursement on sold loans reserve	140	165	140
Purchase premiums, net	699	71	699
Vehicle service contract counterparty contingency reserve	117	70	117
Loss carryforwards	3,752	0	3,752
Litigation settlement	477	0	477
Unrealized loss on trading securities	283	0	283
Other	149	194	149
Gross deferred tax assets	19,812	12,006	19,812
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights	3,297	4,494	3,297
Deferred loan fees	1,327	1,706	1,327
Federal Home Loan Bank stock	27	27	27
Unrealized gain on derivative financial instruments	72	0	72
Gross deferred tax liabilities	4,723	6,227	4,723
Deferred tax assets, net	15,089	5,779	15,089
Minimum tax credit carryforwards with indefinite lives		1,700
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		724	840	976
Additions based on tax positions related to the current year		26	7	19
Reductions due to the statute of limitations		(162)	(123)	(155)
Reductions due to settlements		0	0	0
Balance at end of year	724	588	724	840
Unrecognized tax benefits of effective tax rate		100
Penalties and interest expense		0	0	0
Penalties and interest accrued	$ 0	$ 0	$ 0	$ 0
Open tax year		2015